Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

As at December 31, 2024, the Company had under construction two suezmax tankers, three DP2 suezmax shuttle tankers, two MR tankers and five LR1 tankers.

The total contracted amount remaining to be paid for the twelve vessels under construction plus the extra costs agreed as at December 31, 2024, were $725,686. The amount of $339,280 is due to be paid in 2025, $178,297 in 2026, $146,482 in 2027 and $61,627 in 2028.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Brazilian authorities have charged certain shipbrokers with various offenses in connection with charters entered into between a major state oil entity and various international shipowners. Starting in 2020, in parallel with U.S. Department of Justice and U.S. Securities and Exchange Commission (“SEC”) investigations regarding whether the circumstances surrounding these charters, including the actions taken by these shipbrokers, constituted non-compliance with provisions of the U.S. Foreign Corrupt Practices Act of 1977 (FCPA) applicable to the Company, the Company investigated these matters. The Company is always committed to doing business in accordance with anti-corruption laws and cooperated with these agencies. In June 2024, the SEC informed the Company that it had terminated its investigation of the Company.

Charters-out

The future minimum revenues of vessels in operation at December 31, 2024, before reduction for brokerage commissions and assuming no off-hire days, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2025	$430,051
2026	253,103
2027	169,037
2028	106,388
2029	28,383
2030 to 2038	235,500
Minimum charter revenues	$1,222,462